Income Taxes Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Other comprehensive income, Tax effect	$ 1,139,000,000	$ (1,291,000,000)	$ (5,904,000,000)
Net operating loss related to deferred tax assets	1,600,000,000
Credit carry forwards related to deferred tax assets	81,000,000
Undistributed Foreign Earnings	1,200,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	3,300,000,000
Unrecognized tax benefits related to income tax positions	1,700,000,000
Accrued interest and penalties	871,000,000	870,000,000
Recognized Interest and Penalties Expense	32,000,000	45,000,000
Other Deductible Dividends [Member]
Income Taxes (Textual) [Abstract]
Dividends	(57,000,000)	(33,000,000)	(29,000,000)
Income tax liability related to undistributed foreign earnings [Member]
Income Taxes (Textual) [Abstract]
Income tax liability related to undistributed foreign earnings	$ 339,000,000